Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Off-balance sheet commitments	273,380	259,643
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	197,579	188,258
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	1,036,743	981,696
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	69,203	72,167
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	75,259	61,987
Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	273,512	259,742
Gross carrying amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,350,116	2,260,944
Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	197,579	188,258
Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,045,475	990,321
Gross carrying amount | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	434,271	394,337
Gross carrying amount | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	540,499	534,577
Gross carrying amount | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	70,705	61,407
Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	69,219	72,180
Gross carrying amount | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	615,179	582,917
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	355,664	343,110
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(132)	(99)
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,243)	(9,111)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,732)	(8,625)
Allowance for ECL | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(3,134)	(2,947)
Allowance for ECL | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(5,438)	(5,552)
Allowance for ECL | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(160)	(126)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(16)	(13)
Allowance for ECL | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(118)	(55)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(166)	(84)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	619,866	615,108
Financial assets and off-balance sheet loan commitments	2,340,873	2,251,833
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	351,725	341,782
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	599,700	591,683
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	20,166	23,425
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,036,743	981,696
IFRS 9 | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	431,137	391,390
IFRS 9 | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	535,061	529,025
IFRS 9 | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	70,545	61,281
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	69,203	72,167
IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	615,061	582,862
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	154,099	162,843
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,956	5,787
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	38,380	35,859
IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	240,862	242,804
IFRS 9 | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	351,725	341,782
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,729,873	1,645,418
Off-balance sheet commitments	620,243	615,526
Financial assets and off-balance sheet loan commitments	2,350,116	2,260,944
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	351,891	341,866
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	600,029	592,008
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	223,314	207,351
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	278,524	271,022
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	98,191	113,635
IFRS 9 | Gross carrying amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	20,214	23,518
IFRS 9 | Gross carrying amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	804	927
IFRS 9 | Gross carrying amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	14,804	17,355
IFRS 9 | Gross carrying amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,606	5,236
IFRS 9 | Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,045,475	990,321
IFRS 9 | Gross carrying amount | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	434,271	394,337
IFRS 9 | Gross carrying amount | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	540,499	534,577
IFRS 9 | Gross carrying amount | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	70,705	61,407
IFRS 9 | Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	69,219	72,180
IFRS 9 | Gross carrying amount | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	615,179	582,917
IFRS 9 | Gross carrying amount | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	154,101	162,845
IFRS 9 | Gross carrying amount | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,956	5,787
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	38,380	35,859
IFRS 9 | Gross carrying amount | Reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	53,093	65,381
IFRS 9 | Gross carrying amount | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	240,862	242,804
IFRS 9 | Gross carrying amount | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	85,788	62,684
IFRS 9 | Gross carrying amount | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	91,092	72,938
IFRS 9 | Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	351,891	341,866
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8,866)	(8,693)
Off-balance sheet commitments	(377)	(418)
Financial assets and off-balance sheet loan commitments	(9,243)	(9,111)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(166)	(84)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(329)	(325)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(15)	(13)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(307)	(305)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(7)	(7)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(48)	(93)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)	(1)
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(44)	(85)
IFRS 9 | Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(3)	(7)
IFRS 9 | Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,732)	(8,625)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(3,134)	(2,947)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(5,438)	(5,552)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(160)	(126)
IFRS 9 | Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(16)	(13)
IFRS 9 | Allowance for ECL | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(118)	(55)
IFRS 9 | Allowance for ECL | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
IFRS 9 | Allowance for ECL | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(53)	(18)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(63)	(35)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	$ (166)	$ (84)